Stock Options - Additional Information (Detail) (USD $)	9 Months Ended						9 Months Ended			9 Months Ended			1 Months Ended			9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010	Sep. 30, 2011 Employee Stock Plan, 2008 Plan	Sep. 30, 2011 Employee Stock Plan, 2008 Plan Individual Employee	Sep. 30, 2011 Employee Stock Plan, 2008 Plan Minimum	Jul. 21, 2008 Restricted Stock Units 2008	Sep. 30, 2011 Employee Stock Plan, 2003 Plan	Sep. 30, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Sep. 30, 2011 Maximum Stock Option Year	Sep. 30, 2011 Stock Option Year	Sep. 30, 2010 Stock Option	Sep. 30, 2011 Stock Option Minimum	May 20, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Sep. 30, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted average fair value per option										$ 7.15
Exercisable - number of shares										2,553,258
Exercisable - weighted average remaining contractual life										3.6
Exercisable - weighted average exercise price										$ 19.64
Fully vested total intrinsic value										$ 7,700,000
Intrinsic value of option exercised										1,500,000	11,400,000
Contractual term for options outstanding (years)									8	4.67
Options granted fair value									13.93			3.68
Awards granted to certain key employees															6,280	230,000
Vesting dates													Feb. 26, 2011	Feb. 26, 2009
Market price of the Company's ordinary shares on date of award															$ 41.95
Ordinary shares issued by the Company													3,768	2,512
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense not yet recognized	15,500,000
Unrecognized stock-based compensation expense, weighted average period (years)	3.0
Tax benefit on exercise of options	$ 474,000	$ 220,000